29. Other Accounts Payable	12 Months Ended
Dec. 31, 2017
Other Accounts Payable
Other Accounts Payable

	12.31.2017	12.31.2016
Customers	33,380	32,283
Public lighting rate collected	24,101	27,565
Aneel Order No. 084/2017 provision	22,132	20,542
Financial offset for the use of water resources	21,467	28,880
Investment acquisition	12,307	9,595
Pledges in guarantee	8,837	8,067
Reimbursements to customer contributions	5,481	10,894
Agreement Ivaí Engenharia (a)	-	122,068
Other liabilities	66,549	35,422
	194,254	295,316
Current	121,405	264,791
Noncurrent	72,849	30,525
(a) The agreement covers the discussions on economic - financial balance of contract and extinguishes the judicial process.